Stock-Based Compensation (Summary Of Performance Stock Unit Activity) (Details) (Performance stock units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 27, 2012
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	1.0
Units granted (shares)	0.3
Units vested (shares)	(0.2)
Units canceled (shares)	0
Outstanding end of period (shares)	1.1
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 37.91
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 51.45
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 50.42
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 0.00
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.33